Cash and cash equivalents (Details) $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash and cash equivalents [abstract]
Money market funds	$ 997,092		$ 858,291
Term Accounts	95,090		61,356	$ 255,631
Cash and bank balances	242,494		297,156	116,531
Total cash and cash equivalents	$ 1,334,700	€ 462.0	$ 1,216,803	$ 372,162	$ 321,791